WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.8%
	BRAZIL — 3.2%
148,439	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	$4,528,861
	CANADA — 9.6%
76,000	Brookfield Corp.	3,075,720
23,050	Cameco Corp.	2,503,460
78,500	Canadian Natural Resources Ltd.	3,825,305
2,250	Constellation Software, Inc.	3,949,736
		13,354,221
	CHINA — 6.8%
16,500	Alibaba Group Holding Ltd. - ADR	2,070,090
21,000	Baidu, Inc. - ADR*	2,339,820
101,000	Kanzhun Ltd. - ADR	1,352,390
10,000	PDD Holdings, Inc. - ADR*	1,021,800
615,000	Wuxi Biologics Cayman, Inc.*	2,644,801
		9,428,901
	DENMARK — 1.4%
54,879	Novo Nordisk A/S - ADR	2,016,803
	FRANCE — 2.3%
43,000	Societe Generale S.A.	3,139,596
	GERMANY — 7.4%
53,000	Bayer A.G.	2,452,647
217,000	Evotec S.E.*	1,102,807
3,600	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	2,273,455
26,200	Siemens Energy A.G.	4,517,992
		10,346,901
	ISRAEL — 3.0%
140,000	Teva Pharmaceutical Industries Ltd. - ADR*	4,216,800
	ITALY — 4.9%
125,000	Cementir Holding N.V.	2,234,440
162,000	Lottomatica Group S.p.A.	4,677,535
		6,911,975
	JAPAN — 9.4%
259,060	Japan Exchange Group, Inc.	3,025,298
22,000	Kioxia Holdings Corp.*	2,873,202
65,000	Mizuho Financial Group, Inc.	2,631,445
119,000	Sony Group Corp. - ADR	2,463,300

WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,500	Tokyo Electron Ltd.	$2,111,833
		13,105,078
	KAZAKHSTAN — 0.7%
14,000	Kaspi.KZ JSC - ADR*	1,036,980
	NETHERLANDS — 4.0%
35,000	Nebius Group N.V.*	3,631,600
42,000	Prosus N.V.*	1,944,335
		5,575,935
	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—
	SOUTH KOREA — 2.2%
31,000	KB Financial Group, Inc. - ADR	3,091,630
	SWEDEN — 1.6%
58,000	Sandvik A.B.	2,229,615
	SWITZERLAND — 4.6%
5,700	Chubb Ltd.	1,857,801
310,000	Glencore PLC*	2,347,958
57,000	UBS Group A.G.	2,226,990
		6,432,749
	TAIWAN — 6.4%
26,500	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,955,675
	UNITED KINGDOM — 22.0%
430,000	Babcock International Group PLC	6,675,729
43,000	British American Tobacco PLC	2,496,578
750,000	Convatec Group PLC	2,163,336
211,000	Genius Sports Ltd.*	934,730
274,000	Haleon PLC - ADR	2,742,740
483,000	Rentokil Initial PLC	2,997,541
535,000	Rolls-Royce Holdings PLC	8,128,105
430,000	Tesco PLC	2,702,597
152,520	Wise PLC - Class A*	1,836,720
		30,678,076
	UNITED STATES — 4.3%
22,000	Bunge Global S.A.	2,798,400

WCM Focused International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
62,000	SLB Ltd.	$3,186,180
		5,984,580
	TOTAL COMMON STOCKS
	(Cost $124,109,432)	131,034,376
	SHORT-TERM INVESTMENTS — 5.9%
8,311,933	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.46%[2]	8,311,933
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,311,933)	8,311,933
	TOTAL INVESTMENTS — 99.7%
	(Cost $132,421,365)	139,346,309
	Other Assets in Excess of Liabilities — 0.3%	414,505
	TOTAL NET ASSETS — 100.0%	$139,760,814

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.